Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	2023		2022
Cash and bank accounts	Ps.	2,316,842	Ps.	2,041,883
Short-term investments (1)		30,269,510		49,089,109
Total cash and cash equivalents	Ps.	32,586,352	Ps.	51,130,992

(1) Highly liquid investments with an original maturity of three months or less at the date of acquisition.